SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Changes in AOCI, including the Amounts Reclassified to Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in AOCI, including the amounts reclassified to income
Balance	$ 51,383	$ 57,464
Balance	45,226	51,383
AOCI Including Portion Attributable to Noncontrolling Interest
Changes in AOCI, including the amounts reclassified to income
Balance	50,913	53,440
Balance	49,007	50,913
Foreign currency translation
Changes in AOCI, including the amounts reclassified to income
Unrecognized loss on foreign currency translation	$ (1,906)	$ (2,527)